QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
P.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table sets forth selected financial information for all of the quarters, each consisting of 13 weeks (except fourth quarter of 2011 which consisted of 14 weeks) during the years ended December 29, 2012 and December 31, 2011 (in thousands, except per share data):

	First		Second		Third		Fourth
	2012	2011	2012	2011	2012	2011	2012	2011
Net sales	$457,111	$387,233	$593,693	$544,139	$533,366	$468,941	$470,763	$422,023
Gross profit	53,666	41,414	71,747	56,587	55,227	54,358	44,337	47,368
Net earnings (loss)	4,386	(3,412)	18,010	4,496	4,756	6,005	(1,141)	(1,176)
Net earnings (loss) attributable to controlling interest	4,155	(3,670)	17,509	4,277	4,198	5,616	(1,927)	(1,674)
Basic earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)
Diluted earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)